Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	As of December 31,
	2023		2024
Prepayments for business facilities	NT$	1,222	NT$	-
Guarantee deposits paid		5,785		4,343
Total	NT$	7,007	NT$	4,343